Cost of Sales - Schedule of Cost of Sales (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cost of Sales [Abstract]
Beginning balance of goods and finished products	S/ 16,916	S/ 20,037	S/ 25,304
Beginning balance of work in progress	174,224	186,937	135,008
Consumption of miscellaneous supplies	395,718	429,069	607,518
Maintenance and third-party services	282,045	244,722	277,250
Shipping costs	166,134	177,393	201,849
Depreciation and amortization	134,322	125,494	121,871
Personnel expenses, note 20(b)	158,103	125,318	125,683
Costs of packaging	54,889	66,456	81,023
Other manufacturing expenses	109,602	76,337	95,183
Ending balance of goods and finished products	(19,916)	(16,916)	(20,037)
Ending balance of work in progress	(222,492)	(174,224)	(186,937)
Total cost of sales	S/ 1,249,545	S/ 1,260,623	S/ 1,463,715